Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2018	2019	2020
PRC statutory income tax rates	25.0%	25.0%	25.0%
Permanent book — tax difference	(5.8)%	(3.3)%	4.5%
Different tax rates in other jurisdictions	1.7%	(0.4)%	(2.0)%
Effect of tax holiday	(41.5)%	(8.4)%	(4.4)%
Change in valuation allowance	59.5%	(12.9)%	(23.1)%

Total	38.9%	0.0%	0.0%

Effects of tax holidays entitled by the PRC subsidiaries	83,178	(87,043)	(9,553)
Effects of tax holidays entitled by the PRC subsidiaries on basic earnings/(loss) per share (RMB cent per share)	4.23	(4.04)	(0.41)

Schedule of Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income/(loss) are as follows:

	For the Years Ended December 31,
	2018	2019	2020
Current income tax expense	76,748	—	—
Deferred tax expense	1,062	—	—

Income tax expense	77,810	—	—

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
Deferred tax assets
Tax losses carried forward	121,948	286,044
Allowance for doubtful accounts	567	1,744
Provision for inventory	128,163	16,840
Unrealized gain from intragroup sale	3,361	162

Subtotal	254,039	304,790
Less: Valuation allowance	(254,039)	(304,790)

Total of deferred tax assets	—	—

Schedule of Movement of Valuation Allowance
Movement of valuation allowance is as follows:

	For the Years Ended December 31,
	2018	2019	2020
Beginning balance	1	119,065	254,039
Additions	119,064	134,974	50,751

Ending balance	119,065	254,039	304,790